STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

In March 2022, the Board of Directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”) which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 106,532 ordinary shares, represented by 106,532 ADSs as of December 31, 2022, and 319,397 ordinary shares represented by 319,397 ADSs as of December 31, 2023. Under the Amended Plan, the Company may grant options to its directors, officers, employees, consultants, advisers and service providers. The Amended Plan was approved by the shareholders at the Company’s Annual General Meeting of Shareholders held on April 12, 2022. As of the year ended December 31, 2023, 41,386 shares remained available for issuance.

The following table summarizes stock-based activities under the Amended Plan:

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	479	$7,640.88	0.33
Granted	25,595	210.00	—
Forfeited/Cancelled	(479)	7,640.00	—
Outstanding at December 31, 2022	25,595	$210.00	9.28
Granted	252,416	6.62	—
Forfeited/Cancelled	—	—	—
Outstanding at December 31, 2023	278,011	$25.34	9.68

Exercisable options at December 31, 2023	7,382	$210.00	8.38

The intrinsic value of outstanding options at December 31, 2023 was $0.

Stock options granted during the year ended December 31, 2023 were valued using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2023	2022
Expected volatility	110.6%	106.0%
Risk-free interest rate	4.8%	2.7%
Expected dividend yield	0.0%	0.0%
Expected life of options in years	6.4	6.9
Exercise Price	$6.62	$210.00
Fair value of common stock	$4.31	$184.56
Estimate fair value of option	$3.60	$155.04

Stock based compensation expense was approximately $1.09 million ($152,000 included in research and development expense and $942,000 included in general and administrative expenses) in the year ended December 31, 2023. Stock based compensation expense was approximately $764,000 ($100,000 included in research and development expense and $664,000 included in general and administrative expenses) in the year ended December 31, 2022.

At December 31, 2023, the total unrecognized compensation expense related to non-vested options was approximately $3.0 million and is expected to be recognized over the remaining weighted average service period of approximately 3.7 years.